Short-Term Bank Borrowings (Details) - USD ($)	Mar. 31, 2019	May 04, 2018	Mar. 31, 2018	May 23, 2017	May 08, 2017
Short-term bank borrowings	$ 1,039,578		$ 1,494,887
Industrial Bank Co., Ltd [Member]
Short-term bank borrowings	1,039,578	$ 1,039,578	1,113,214		$ 1,113,214
Postal Saving Bank of China [Member]
Short-term bank borrowings			$ 381,673	$ 380,000